Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, net
6. Property, Plant and Equipment, net

	December 31,	December 31,
	2013	2012
	(in thousands)
Cost
Land	$3,464	$3,325
Building	96,450	94,395
Computer equipment and software	212,019	189,455
Office furniture and fixtures	68,268	66,351
Laboratory equipment	29,678	32,724
Leasehold improvements	15,304	10,482
Motor vehicles	56	69
	425,239	396,801
Less accumulated depreciation and asset write off	(264,409)	(228,428)

Property, plant and equipment (net)	$160,830	$168,373